12. FINANCIAL ASSETS AND LIABILITIES (Details 5) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Non current borrowings	$ 69,189	$ 54,816
Current borrowings	12,901	8,623
Financial borrowings
Disclosure of detailed information about borrowings [line items]
Non current borrowings	9,743	8,785
Current borrowings	11,811	7,527
Corporate bonds
Disclosure of detailed information about borrowings [line items]
Non current borrowings	54,927	40,993
Current borrowings	934	1,091
CAMMESA financing
Disclosure of detailed information about borrowings [line items]
Non current borrowings	4,519	5,017
Current borrowings	127	0
Related parties
Disclosure of detailed information about borrowings [line items]
Non current borrowings	0	21
Current borrowings	$ 29	$ 5